Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000235537 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000235537 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	126.00%	[1]
C000235537 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(26.00%)
C000251521 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000251521 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000251510 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000251510 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.00%	[3]
C000251510 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000251513 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000251513 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%	[4]
C000251513 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251517 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000251517 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%	[5]
C000251517 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000251516 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000251516 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.00%	[6]
C000251516 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000251520 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000251520 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%	[7]
C000251520 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000251526 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000251526 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.00%	[8]
C000251526 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000251514 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000251514 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%	[9]
C000251514 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000251519 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000251519 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[10]
C000251522 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000251522 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[11]
C000235149 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000235149 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.00%	[12]
C000235149 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000236570 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236570 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.00%	[13]
C000236570 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000251512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000251512 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[14]
C000235548 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000235548 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.00%	[15]
C000235548 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000251511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000251511 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%	[16]
C000251511 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%

[1]	Cash includes cash, cash equivalents and other assets less liabilities.
[2]	Cash includes cash, cash equivalents and other assets less liabilities.
[3]	Cash includes cash, cash equivalents and other assets less liabilities.
[4]	Cash includes cash, cash equivalents and other assets less liabilities.
[5]	Cash includes cash, cash equivalents and other assets less liabilities.
[6]	Cash includes cash, cash equivalents and other assets less liabilities.
[7]	Cash includes cash, cash equivalents and other assets less liabilities.
[8]	Cash includes cash, cash equivalents and other assets less liabilities.
[9]	Cash includes cash, cash equivalents and other assets less liabilities.
[10]	Cash includes cash, cash equivalents and other assets less liabilities.
[11]	Cash includes cash, cash equivalents and other assets less liabilities.
[12]	Cash includes cash, cash equivalents and other assets less liabilities.
[13]	Cash includes cash, cash equivalents and other assets less liabilities.
[14]	Cash includes cash, cash equivalents and other assets less liabilities.
[15]	Cash includes cash, cash equivalents and other assets less liabilities.
[16]	Cash includes cash, cash equivalents and other assets less liabilities.